Borrowings And Debentures - Details Of Debentures (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 48,338,049	₩ 41,303,161
Discounts on bonds	[1]	(130,946)	(63,916)
Total	[1]	48,207,103	41,239,245
Fair value hedged amount of debentures		3,952,047	3,943,224
Cash flow hedged amount of debentures		₩ 1,860,100	₩ 932,392
Ordinary bonds | Bottom of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	0.80%	0.80%
Ordinary bonds | Top of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	7.50%	7.50%
Ordinary bonds | Gross carrying amount
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 41,665,997	₩ 34,393,418
Subordinated bonds | Bottom of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	1.90%	1.90%
Subordinated bonds | Top of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	5.10%	5.10%
Subordinated bonds | Gross carrying amount
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 4,421,380	₩ 5,241,848
Other bonds | Bottom of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	1.60%	1.60%
Other bonds | Top of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	17.00%	17.00%
Other bonds | Gross carrying amount
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 2,250,672	₩ 1,667,895

[1]	Included debentures under fair value hedge amounting to and 3,943,224 million Won and 3,952,047 million Won as of December 31, 2023 and 2024 respectively. Also, debentures under cash flow hedge amounting to 932,392 million Won and 1,860,100 million Won are included as of December 31, 2023 and 2024 respectively.